Summary of Significant Accounting Policies - Summary of estimated useful lives of the assets under right of use assets (Detail) - Right-of-use assets [member]	12 Months Ended
Dec. 31, 2021
Aircraft and engines under leases [member] | Bottom of range [member]
Disclosure Of Estimated Useful Lives Of The Assets Under Right Of Use Assets [Line Items]
Lease terms and the estimated useful lives right-of-use assets	5 years
Aircraft and engines under leases [member] | Top of range [member]
Disclosure Of Estimated Useful Lives Of The Assets Under Right Of Use Assets [Line Items]
Lease terms and the estimated useful lives right-of-use assets	20 years
Buildings [member] | Bottom of range [member]
Disclosure Of Estimated Useful Lives Of The Assets Under Right Of Use Assets [Line Items]
Lease terms and the estimated useful lives right-of-use assets	2 years
Buildings [member] | Top of range [member]
Disclosure Of Estimated Useful Lives Of The Assets Under Right Of Use Assets [Line Items]
Lease terms and the estimated useful lives right-of-use assets	10 years
Prepayments for land use rights [member] | Bottom of range [member]
Disclosure Of Estimated Useful Lives Of The Assets Under Right Of Use Assets [Line Items]
Lease terms and the estimated useful lives right-of-use assets	40 years
Prepayments for land use rights [member] | Top of range [member]
Disclosure Of Estimated Useful Lives Of The Assets Under Right Of Use Assets [Line Items]
Lease terms and the estimated useful lives right-of-use assets	50 years
Others [member] | Bottom of range [member]
Disclosure Of Estimated Useful Lives Of The Assets Under Right Of Use Assets [Line Items]
Lease terms and the estimated useful lives right-of-use assets	2 years
Others [member] | Top of range [member]
Disclosure Of Estimated Useful Lives Of The Assets Under Right Of Use Assets [Line Items]
Lease terms and the estimated useful lives right-of-use assets	5 years